Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Changes in raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues	$ 81,785	$ 103,850
Inventory write-down	11,818	17,181
Reversal of inventory write-down	6,200	2,203
Inventory net write-down	$ 5,618	$ 14,978